Share-based Payment Arrangements - Additional Information (Details)		1 Months Ended								12 Months Ended
	Feb. 28, 2017 shares	Sep. 30, 2017 shares	Jul. 31, 2016 shares	Jul. 31, 2015 shares	Jul. 31, 2014 shares	Jul. 31, 2013 shares	Jul. 31, 2012 shares	Jul. 31, 2011 shares	Jul. 31, 2010 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2016 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary shares for initial public offering	14,458,000
Number of ordinary shares for subscription by employees	1,446,000
Recognized compensation costs | $												$ 8,032
Anti-dilutive outstanding employee share options										6,664,244	6,664,244	7,224,123	7,224,123
Compensation costs recognized | $										$ 451,060		$ 769,595		$ 1,419,923
Recognized compensation liabilities, Non-current | $										162,000		289,613
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current | $										$ 195,000		669,042
Employee Share Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee		825,833	1,032,250	2,477,336	680,625	619,250	669,750	910,000	661,000
Share option granted expiration period										10 years	10 years
Description of vesting requirements for stock option										No performance conditions were attached to the plan. The Company has no legal constructive obligation to repurchase or settle the options in cash	No performance conditions were attached to the plan. The Company has no legal constructive obligation to repurchase or settle the options in cash
Decrease in exercise price for award previously granted										50.00%	50.00%
Anti-dilutive outstanding employee share options										14,343,213	14,343,213
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share option granted expiration period										10 years	10 years
Long term incentive plan bonus entitlement units granted										1,566,000	1,566,000
Retrospective share conversion ratio										500.00%	500.00%
Grant date fair value of award										$ 7.90	$ 33.45	1.10	$ 33.45
Reporting date fair value of award										3.60		1.12	$ 33.20
Recognized total expenses | $										$ 357,000		$ 838,677
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee										104,000	104,000	1,462,000	1,462,000
Long term incentive plan bonus entitlement units granted										1,462,000	1,462,000
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee										241,142	241,142
Long term incentive plan bonus entitlement units granted										104,000	104,000
Long Term Incentive Plan Granted in 2018 | Vest in Thirds Each Year After the First, Second, and Third Anniversary of Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted										241,142	241,142